Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

18. Subsequent Event.

The developed property rentals Commonwealth property was sold in November, 2012 for a sale price of $2 million which will result in a gain of $1.1 million before income taxes in fiscal 2013.